TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current trade payables
Suppliers and commercial accruals	$ 48,015	$ 58,030
Funds to be paid to clients	5
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	1,211	1,378
Total Current trade payables	49,231	59,408
Non-current trade payables
Suppliers and commercial accruals	1,096	3,695
Total Non-current trade payables	1,096	3,695
Total trade payables	$ 50,327	$ 63,103